Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies [Abstract]
Cash and cash equivalents	$ 295,407	$ 335,844
Restricted Cash	3,840	3,837
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 299,247	$ 339,681	$ 78,397	$ 89,856